Related Party Transactions - Schedule of Loans from Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Loans from Related Parties [Line Items]
Outstanding balance	$ 1,475,406	$ 796,462
Yi Chuan-Lin [Member]
Schedule of Loans from Related Parties [Line Items]
Outstanding balance	400,000	400,000
Tzu-Wei Chung [Member]
Schedule of Loans from Related Parties [Line Items]
Outstanding balance	636,335	304,971
Yu-Ling Yang [Member]
Schedule of Loans from Related Parties [Line Items]
Outstanding balance	95,450	91,491
Hsiu Ling-Hsu [Member]
Schedule of Loans from Related Parties [Line Items]
Outstanding balance	286,351
Chih Wei-Lee [Member]
Schedule of Loans from Related Parties [Line Items]
Outstanding balance	$ 57,270